WARRANTS (Details) (Warrant [Member], USD $)	6 Months Ended
Jun. 30, 2014
Class of Warrant or Right [Line Items]
Market price per share (USD/share)	$ 5.55
Dividend yield	0.00%
Anderson Strudwick Incorporated [Member]
Class of Warrant or Right [Line Items]
Exercise price (USD/share)	$ 10.00
Risk free rate	0.09%
Expected term/Contractual life (years)	9 months 22 days
Expected volatility	89.48%
Hawk Associates Inc [Member]
Class of Warrant or Right [Line Items]
Exercise price (USD/share)	$ 9.60
Risk free rate	0.09%
Expected term/Contractual life (years)	9 months 22 days
Expected volatility	89.48%
Firs Trust Group, Inc [Member]
Class of Warrant or Right [Line Items]
Exercise price (USD/share)	$ 4.00
Risk free rate	0.69%
Expected term/Contractual life (years)	2 years 6 months 11 days
Expected volatility	150.76%
FT Global Capital [Member]
Class of Warrant or Right [Line Items]
Exercise price (USD/share)	$ 11.86
Risk free rate	0.77%
Expected term/Contractual life (years)	3 years 1 month 24 days
Expected volatility	170.06%